Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million	June 30, 2021	December 31, 2020
Carrying amount	71,736	79,594
Fair value¹	78,216	88,294
1. Mainly determined from the prices quoted for these securities.